Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Series D Preferred Stock
Costs related to issuance of stock		$ 69
Series E Preferred Stock
Costs related to issuance of stock	$ 4,600